Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Enerflex Ltd
Entity Central Index Key	0001904856
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	Suite 904
Entity Address, Address Line Two	1331 Macleod Trail S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2G 0K3
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-0457703
City Area Code	403
Local Phone Number	387-6377
Auditor Name	Ernst & Young LLP
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1263
Auditor Location	Calgary, Canada
Title of 12(b) Security	Common Shares
Trading Symbol	EFXT
Security Exchange Name	NYSE
Document Registration Statement	false
Document Annual Report	true
Entity Current Reporting Status	Yes
Entity Primary SIC Number	3563
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	124,143,179
Entity File Number	001-41531
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Opinion

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Enerflex Ltd. (the “Company”) as of December 31, 2024 and 2023 and January 1, 2023, the related consolidated statements of earnings (loss) and other comprehensive income (loss), cash flows and changes in equity for the years ended December 31, 2024 and 2023, and the related notes (collectively referred to as the “consolidated financial statements“). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023 and January 1, 2023, and its financial performance and its cash flows for the years ended December 31, 2024 and 2023, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission “(2013 framework),” and our report dated February 26, 2025 expressed an unqualified opinion thereon.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Enerflex Energy Systems Inc.
Entity Address, Address Line One	10815 Telge Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77095
City Area Code	281
Local Phone Number	345-9300